Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Labour costs
Wages, salaries and related taxes and benefits	$ (4,158)	$ (4,016)
Post-employment benefit plans service cost (net of capitalized amounts)	(242)	(224)
Other labour costs	(1,056)	(1,036)
Less: Capitalized labour	1,043	967
Total labour costs	(4,413)	(4,309)
Cost of revenues	(7,056)	(6,705)
Other operating costs	(2,072)	(1,917)
Total operating costs	(13,541)	(12,931)
Research and development expense	$ 119	$ 147